COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Commitments
Schedule of detailed information about contractual obligations and commitments

	2023	2024	2025	2026	2027	2028 onwards	Total
Purchase of energy from Itaipu	1,819	1,819	1,819	1,819	1,819	36,375	45,470
Purchase of energy - auctions	3,886	3,932	3,524	3,808	3,631	54,111	72,892
Purchase of energy - ‘bilateral contracts’	488	489	310	99	19	59	1,464
Quotas of Angra 1 and Angra 2	375	378	377	377	379	7,583	9,469
Transport of energy from Itaipu	201	222	222	221	221	3,305	4,392
Other energy purchase contracts	5,543	5,044	4,486	4,086	3,967	28,212	51,338
Physical quota guarantees	828	777	704	634	535	11,153	14,631
Total	13,140	12,661	11,442	11,044	10,571	140,798	199,656